LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule Of detailed information about borrowings
Carrying Value, Terms and Conditions, and Debt Maturity Schedule

				Carrying Value
($ millions)	Authorized at December 31, 2025	Nominal Interest Rate	Year of Maturity	December 31, 2025	December 31, 2024
Variable rate debt
Senior unsecured credit facilities(1)(2)	3,493	4.00(3)	Various(1)	1,305	1,148
Fixed rate debt
Senior unsecured medium-term notes series 3	450	4.75	2043	450	450
Senior unsecured medium-term notes series 4	600	4.81	2044	600	600
Senior unsecured medium-term notes series 5	—	3.54	2025	—	550
Senior unsecured medium-term notes series 6	600	4.24	2027	600	600
Senior unsecured medium-term notes series 7	600	3.71	2026	600	600
Senior unsecured medium-term notes series 9	550	4.74	2047	550	550
Senior unsecured medium-term notes series 10	650	4.02	2028	650	650
Senior unsecured medium-term notes series 11	800	4.75	2048	800	800
Senior unsecured medium-term notes series 12	650	3.62	2029	650	650
Senior unsecured medium-term notes series 13	700	4.54	2049	700	700
Senior unsecured medium-term notes series 15	600	3.31	2030	600	600
Senior unsecured medium-term notes series 16	400	4.67	2050	400	400
Senior unsecured medium-term notes series 17	500	3.53	2031	500	500
Senior unsecured medium-term notes series 18	500	4.49	2051	500	500
Senior unsecured medium-term notes series 20	750	5.02	2032	750	750
Senior unsecured medium-term notes series 21	600	5.21	2034	600	600
Senior unsecured medium-term notes series 22	750	5.67	2054	750	750
Senior unsecured medium-term notes series 23	650	5.22	2033	650	650
Total fixed rate loans and borrowings outstanding				10,350	10,900
Deferred financing costs				11	12
Total loans and borrowings				11,666	12,060
Less current portion loans and borrowings				(600)	(1,525)
Total non-current loans and borrowings				11,066	10,535
Fixed-to-fixed rate subordinated notes
Subordinated notes, series 1	—	4.80	2081	—	596
Subordinated notes, series 2	425	5.95	2055	425	—
Subordinated notes, series 3	600	4.80	2081	600	—
				1,025	596
Deferred financing costs				(3)	—
Total fixed-to-fixed rate subordinated notes				1,022	596
(1)    Pembina's unsecured credit facilities include a $2.5 billion revolving facility that matures in June 2030, an unsecured $600 million non-revolving term loan that matures in October 2027, and a $50 million operating facility that matures in June 2026, which is typically renewed on an annual basis. During the fourth quarter of 2025, Pembina fully repaid the Canadian and U.S. term loans originally assumed from Alliance (December 31, 2024: $270 million and U.S. $240 million, respectively), prior to their contractual maturity dates in December 2025. The $2.5 billion revolving facility reflects the cancellation of the $1.0 billion sustainability-linked revolving credit facility in September 2025, which previously matured in June 2027, and its addition into the Revolving Facility.
(2)    Includes U.S. $250 million variable rate debt outstanding at December 31, 2025 (2024: U.S. $250 million). The U.S. dollar denominated non-revolving term loan is designated as a hedge of the Company's net investment in selected foreign operations with a U.S. dollar functional currency.
(3)    The nominal interest rate is the weighted average of all drawn credit facilities based on Pembina's credit rating at December 31, 2025. Borrowings under the credit facilities bear interest at prime rates, the Canadian Overnight Repo Rate Average ("CORRA"), or the USD Secured Overnight Financing Rate ("SOFR"), plus applicable margins. Pembina's financial covenants under the indenture governing its medium-term notes and the agreements governing the credit facilities include the following:

Debt	Financial Covenant(1)	Ratio
Senior unsecured medium-term notes	Funded Debt to Capitalization	Maximum 0.70(2)
Credit facilities	Debt to Capital	Maximum 0.70(3)
(1)    Terms as defined in relevant agreements.
(2)    Covenant must be met at the reporting date and filed within 90 days after the end of each fiscal year and within 10 business days after filing of the Consolidated Financial Statements.
(3)    Covenant must be met at the reporting date and filed within 120 days after the end of each fiscal year and 60 days after each quarter.